Expense Example - Neuberger Long Short Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 732
Expense Example, with Redemption, 3 Years	1,063
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	2,716
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	341
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,716
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,534